Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
JOYY Inc [Member]
Related Party Transaction [Line Items]
Purchase of services by JOYY on behalf of Huya	¥ 18,945	¥ 22,622	¥ 37,408
Operation support services provided by Tencent	4,187	17,455	44,523
Purchase of property and equipment and intangible assets from JOYY		294	6,422
Deemed distribution to JOYY	1,013	10,119
Cash collected by JOYY as a payment platform for Huya		1,362,489	4,081,696
Repayment from JOYY in relation to the payment on behalf of Huya's employees		15,306	1,229
Share-based compensation expenses related to JOYY's Share-based Awards		1,996	5,833
Others	41	228	9,245
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Operation support services provided by Tencent	342,487	219,403	106,547
Content cost charged by Tencent	127,224	123,204	88,075
Payment on behalf of Tencent	16,449	16,127
Advertising and other revenues from Tencent	14,349	8,028	14,345
Market promotion expenses charged by Tencent	11,208	12,777	¥ 2,174
Others	2,883	¥ 2,835
Tencent's Related Parties [Member]
Related Party Transaction [Line Items]
Advertising and other revenues from Tencent's related parties	8,197
Others	10,301
Content cost charged by Tencent's related parties	79,784
Operation support services provided by Tencent's related parties	12,326
Market promotion expenses charged by Tencent's related parties	11,417
Significant Influence Over Entities [Member]
Related Party Transaction [Line Items]
Content cost	¥ 5,577